CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 unconsolidated subsidiaries [Member] USD ($)	Jun. 30, 2014 unconsolidated subsidiaries [Member] CNY	Jun. 30, 2013 unconsolidated subsidiaries [Member] USD ($)	Jun. 30, 2013 unconsolidated subsidiaries [Member] CNY	Jun. 30, 2014 consolidated subsidiaries [Member] USD ($)	Jun. 30, 2014 consolidated subsidiaries [Member] CNY	Jun. 30, 2013 consolidated subsidiaries [Member] USD ($)	Jun. 30, 2013 consolidated subsidiaries [Member] CNY	Jun. 30, 2014 Parent Company [Member] USD ($)	Jun. 30, 2014 Parent Company [Member] CNY	Jun. 30, 2013 Parent Company [Member] USD ($)	Jun. 30, 2013 Parent Company [Member] CNY
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001									$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000									100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	57,554,824	57,554,824									57,554,824	57,554,824	57,554,824	57,554,824
Common stock, shares outstanding (in shares)	57,554,824	57,554,824									57,554,824	57,554,824	57,554,824	57,554,824
Amount Restricted To Transfer From Subsidiary To Parent											$ 309,735,684	2,116,640,412	$ 230,290,670	1,628,593,835
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries			$ 14,809,568	91,120,307	$ 15,809,749	97,683,702	$ 294,926,116	2,025,520,105	$ 214,480,921	1,530,910,133